Fair Value Measurements - Schedule of Initial Measurement (Details)	Dec. 31, 2020	Dec. 31, 2019 $ / shares
Exercise price		$ 11.50
Fair value of units		$ 10.04
Contractual term (years)	1 year	6 years
Volatility [Member]
Fair value measurement input		11.00
Risk-Free Rate [Member]
Fair value measurement input		1.62